Debt Securities in Issue - Summary of Maturities of Debt Securities in Issue (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Total debt securities	[1]	€ 119,751	€ 96,086
More than 5 years [member]
Disclosure of financial liabilities [line items]
Total debt securities		21,413	12,249
Fixed rate debt securities [member]
Disclosure of financial liabilities [line items]
Total debt securities		85,496	66,948
Fixed rate debt securities [member] | Within 1 year [member]
Disclosure of financial liabilities [line items]
Total debt securities		32,626	29,296
Fixed rate debt securities [member] | More than 1 year but less than 2 years [member]
Disclosure of financial liabilities [line items]
Total debt securities		7,766	7,084
Fixed rate debt securities [member] | More than 2 years but less than 3 years [member]
Disclosure of financial liabilities [line items]
Total debt securities		10,267	7,629
Fixed rate debt securities [member] | More than 3 years but less than 4 years [member]
Disclosure of financial liabilities [line items]
Total debt securities		8,228	8,369
Fixed rate debt securities [member] | More than 4 years but less than 5 years [member]
Disclosure of financial liabilities [line items]
Total debt securities		6,288	5,411
Fixed rate debt securities [member] | More than 5 years [member]
Disclosure of financial liabilities [line items]
Total debt securities		20,321	9,159
Floating rate debt securities [member]
Disclosure of financial liabilities [line items]
Total debt securities		34,255	29,138
Floating rate debt securities [member] | Within 1 year [member]
Disclosure of financial liabilities [line items]
Total debt securities		22,684	15,091
Floating rate debt securities [member] | More than 1 year but less than 2 years [member]
Disclosure of financial liabilities [line items]
Total debt securities		4,134	3,932
Floating rate debt securities [member] | More than 2 years but less than 3 years [member]
Disclosure of financial liabilities [line items]
Total debt securities		1,587	1,341
Floating rate debt securities [member] | More than 3 years but less than 4 years [member]
Disclosure of financial liabilities [line items]
Total debt securities		1,234	278
Floating rate debt securities [member] | More than 4 years but less than 5 years [member]
Disclosure of financial liabilities [line items]
Total debt securities		1,563	3,673
Floating rate debt securities [member] | More than 5 years [member]
Disclosure of financial liabilities [line items]
Total debt securities		€ 3,053	€ 4,823

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.